Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (303,823)	$ (134,112)	$ (56,203)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(15,909)	(16,202)	(10,773)
Tender Offer – Redemption of preferred stock Series G and H including $5,063 of undeclared preferred dividend cancelled	46,627	0	0
Loss available to Navios Holdings common stockholders, basic and diluted	$ (273,105)	$ (150,314)	$ (66,976)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders - adjusted weighted shares	107,366,783	105,896,235	103,476,614
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$ (2.54)	$ (1.42)	$ (0.65)